Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Abstract]
In-process precious metals	$ 159.4	$ 116.2
Ore in stockpiles	10.0	25.4
Parts and supplies	57.2	61.0
Dore, and refined precious metals	7.6	7.0
Inventories	234.2	209.6
Less: Long-term inventory	0.0	(10.6)
Inventory	$ 234.2	$ 199.0